Restatement of Previously Issued Financial Statements - Summary of Impact of Restatement of Financial Statements (Details) - USD ($)			3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 29, 2022	Sep. 27, 2022	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Loss from operations			$ (9,402,000)	$ (2,302,238)	$ (5,507,000)	$ (2,851,917)	$ (28,271,000)	$ (19,714,000)
Other income (expenses)
Change in fair value of derivative warrant liabilities				1,159,920		6,104,920
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities	$ 156,000	$ 190,000		190,190		190,190
Offering costs associated with derivative warrant liabilities				0		0
Income from investments held in Trust Account				1,108,635		1,323,982
Net income			$ 15,836,000	156,507	$ (5,596,000)	4,767,175
Weighted average ordinary shares outstanding, Basic			30,440,497		4,529,543		11,285,170	9,101,819
Weighted average ordinary shares outstanding, Diluted			44,562,485		4,529,543		11,285,170	9,101,819
Basic net income ordinary share, Basic			$ 0.51		$ (1.38)		$ (3.11)	$ (2.22)
Basic net income ordinary share, Diluted			$ 0.36		$ (1.38)		$ (3.11)	$ (2.22)
Statement of Stockholders' Equity [Abstract]
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount - accumulated deficit						4,813,626
Statement of Cash Flows [Abstract]
Net income			$ 15,836,000	156,507	$ (5,596,000)	4,767,175
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities			(1,390,000)		0	(6,104,920)	$ (396,000)	$ 0
Gain from settlement of deferred underwriting commissions allocated to derivative warrant liabilities	$ (156,000)	$ (190,000)		$ (190,190)		(190,190)
Offering costs associated with derivative warrant liabilities						0
Income from investments held in Trust Account						(1,323,982)
Changes in operating assets and liabilities:
Prepaid expenses						458,459
Accounts payable			629,000		(1,046,000)	7,679	564,000	1,157,000
Accrued expenses			(397,000)		(297,000)	1,906,957	793,000	(1,189,000)
Net cash used in operating activities			$ (5,440,000)		$ (4,745,000)	$ (478,822)	$ (14,550,000)	$ (10,759,000)
Common Class A [Member]
Other income (expenses)
Weighted average ordinary shares outstanding, Basic				32,500,000		32,500,000
Weighted average ordinary shares outstanding, Diluted				32,500,000		32,500,000
Basic net income ordinary share, Basic				$ 0		$ 0.12
Common Class B [Member]
Other income (expenses)
Weighted average ordinary shares outstanding, Basic				8,125,000		8,125,000
Weighted average ordinary shares outstanding, Diluted				8,125,000		8,125,000
Basic net income ordinary share, Basic				$ 0		$ 0.12
Basic net income ordinary share, Diluted				$ 0		$ 0.12
Previously Reported [Member]
Income Statement [Abstract]
Loss from operations				$ (2,302,238)		$ (2,851,917)
Other income (expenses)
Change in fair value of derivative warrant liabilities				1,159,920		6,104,920
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities				6,256,250		6,256,250
Offering costs associated with derivative warrant liabilities				0		0
Income from investments held in Trust Account				1,108,635		1,323,982
Net income				6,222,567		10,833,235
Statement of Stockholders' Equity [Abstract]
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount - accumulated deficit						(1,252,434)
Statement of Cash Flows [Abstract]
Net income				6,222,567		10,833,235
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities						(6,104,920)
Gain from settlement of deferred underwriting commissions allocated to derivative warrant liabilities				$ (6,256,250)		(6,256,250)
Offering costs associated with derivative warrant liabilities						0
Income from investments held in Trust Account						(1,323,982)
Changes in operating assets and liabilities:
Prepaid expenses						458,459
Accounts payable						7,679
Accrued expenses						1,906,957
Net cash used in operating activities						$ (478,822)
Previously Reported [Member] | Common Class A [Member]
Other income (expenses)
Weighted average ordinary shares outstanding, Basic				32,500,000		32,500,000
Weighted average ordinary shares outstanding, Diluted				32,500,000		32,500,000
Basic net income ordinary share, Basic				$ 0.15		$ 0.27
Previously Reported [Member] | Common Class B [Member]
Other income (expenses)
Weighted average ordinary shares outstanding, Basic				8,125,000		8,125,000
Weighted average ordinary shares outstanding, Diluted				8,125,000		8,125,000
Basic net income ordinary share, Basic				$ 0.15		$ 0.27
Basic net income ordinary share, Diluted				$ 0.15		$ 0.27
Restatement Adjustment [Member]
Income Statement [Abstract]
Loss from operations				$ 0		$ 0
Other income (expenses)
Change in fair value of derivative warrant liabilities				0		0
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities				(6,066,060)		(6,066,060)
Offering costs associated with derivative warrant liabilities				0		0
Income from investments held in Trust Account				0		0
Net income				(6,066,060)		(6,066,060)
Statement of Stockholders' Equity [Abstract]
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount - accumulated deficit						6,066,060
Statement of Cash Flows [Abstract]
Net income				(6,066,060)		(6,066,060)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities						0
Gain from settlement of deferred underwriting commissions allocated to derivative warrant liabilities				$ 6,066,060		6,066,060
Offering costs associated with derivative warrant liabilities						0
Income from investments held in Trust Account						0
Changes in operating assets and liabilities:
Prepaid expenses						0
Accounts payable						0
Accrued expenses						0
Net cash used in operating activities						$ 0
Restatement Adjustment [Member] | Common Class A [Member]
Other income (expenses)
Basic net income ordinary share, Basic				$ (0.15)		$ (0.15)
Restatement Adjustment [Member] | Common Class B [Member]
Other income (expenses)
Weighted average ordinary shares outstanding, Basic				0		0
Weighted average ordinary shares outstanding, Diluted				0		0
Basic net income ordinary share, Basic				$ (0.15)		$ (0.15)
Basic net income ordinary share, Diluted				$ (0.15)		$ (0.15)